Property and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 0.1	$ 0.1	$ 0.2	$ 0.1	$ 0.2	$ 0.1